Schedule of Investments (unaudited) October 31, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 18.3%
Abacus Property Group	100,033	$268,779
Accent Group Ltd.	189,388	197,023
Adelaide Brighton Ltd.	92,964	197,266
Afterpay Touch Group Ltd.(a)	36,445	724,640
AGL Energy Ltd.	105,574	1,438,703
ALS Ltd.	92,811	516,013
Altium Ltd.	31,418	696,550
Alumina Ltd.	502,902	786,497
AMP Ltd.	532,756	673,523
Ansell Ltd.	27,820	528,998
AP Eagers Ltd.	26,073	219,867
APA Group	190,415	1,528,322
Appen Ltd.	26,640	401,394
ARB Corp. Ltd.	18,270	227,953
Aristocrat Leisure Ltd.	99,218	2,161,425
ASX Ltd.	32,874	1,864,428
Atlas Arteria Ltd.	221,732	1,226,681
Aurizon Holdings Ltd.	355,894	1,446,640
AusNet Services	274,545	349,923
Australia & New Zealand Banking Group Ltd.	469,812	8,655,123
Australian Agricultural Co. Ltd.(a)	198,552	134,741
Australian Pharmaceutical Industries Ltd.	179,957	164,275
Bank of Queensland Ltd.	75,906	473,274
Bapcor Ltd.	131,941	649,940
Beach Energy Ltd.	493,723	778,945
Bellamy’s Australia Ltd.(a)	26,575	234,903
Bendigo & Adelaide Bank Ltd.	79,107	580,433
BHP Group Ltd.	496,910	12,307,345
Blackmores Ltd.(b)	3,806	226,973
BlueScope Steel Ltd.	102,403	940,439
Boral Ltd.	217,586	754,027
Brambles Ltd.	271,027	2,235,087
Breville Group Ltd.	25,225	266,590
Brickworks Ltd.	23,510	293,008
BWP Trust	128,329	366,911
Caltex Australia Ltd.	45,197	849,146
carsales.com Ltd.	56,337	603,160
Cedar Woods Properties Ltd.	54,985	268,962
Challenger Ltd.	100,825	552,929
Charter Hall Group	120,354	936,972
Charter Hall Retail REIT	91,808	278,937
CIMIC Group Ltd.	21,020	478,042
Cleanaway Waste Management Ltd.	451,638	574,083
Coca-Cola Amatil Ltd.	93,941	656,915
Cochlear Ltd.	9,808	1,429,423
Coles Group Ltd.	184,673	1,907,185
Commonwealth Bank of Australia	287,583	15,584,932
Computershare Ltd.	80,200	875,220
Corporate Travel Management Ltd.	21,173	257,171
Costa Group Holdings Ltd.	79,503	156,105
Credit Corp. Group Ltd.	18,811	406,680
Cromwell Property Group	455,038	415,385
Crown Resorts Ltd.	62,624	537,584
CSL Ltd.	76,650	13,520,438
CSR Ltd.	109,020	310,953
Dexus	165,841	1,367,646
Domino’s Pizza Enterprises Ltd.	12,512	439,714
Downer EDI Ltd.	108,864	603,765

Security	Shares	Value

Australia (continued)
Evolution Mining Ltd.	281,758	$801,704
Flight Centre Travel Group Ltd.	9,463	277,667
Fortescue Metals Group Ltd.	270,200	1,658,635
Galaxy Resources Ltd.(a)(b)	231,995	149,444
GDI Property Group	473,022	508,386
Genworth Mortgage Insurance Australia Ltd.	63,703	171,164
Goodman Group	290,307	2,878,101
GPT Group (The)	325,765	1,335,393
GrainCorp Ltd., Class A	43,966	218,999
Growthpoint Properties Australia Ltd.	32,946	96,694
GUD Holdings Ltd.	21,875	163,066
GWA Group Ltd.	81,813	163,459
Harvey Norman Holdings Ltd.	118,835	334,854
Iluka Resources Ltd.	79,962	517,844
Incitec Pivot Ltd.	290,488	690,454
Independence Group NL	117,847	517,185
Insurance Australia Group Ltd.	367,679	2,011,301
InvoCare Ltd.	25,406	229,120
IPH Ltd.	66,653	370,579
IRESS Ltd.	50,877	446,559
James Hardie Industries PLC	80,867	1,386,148
JB Hi-Fi Ltd.	24,254	618,931
Lendlease Group	98,713	1,271,076
Link Administration Holdings Ltd.	101,935	393,277
Lynas Corp. Ltd.(a)	141,525	241,809
Macquarie Group Ltd.	50,519	4,661,095
Magellan Financial Group Ltd.	25,651	851,273
Mayne Pharma Group Ltd.(a)	713,363	253,108
McMillan Shakespeare Ltd.	17,536	193,665
Medibank Pvt Ltd.	486,026	1,131,785
Mesoblast Ltd.(a)	177,230	217,953
Metcash Ltd.	202,833	394,072
Mineral Resources Ltd.	34,997	344,790
Mirvac Group	606,152	1,340,523
Monadelphous Group Ltd.	32,332	341,701
National Australia Bank Ltd.	447,058	8,811,898
nearmap Ltd.(a)(b)	146,335	270,191
Newcrest Mining Ltd.	130,497	2,814,055
NEXTDC Ltd.(a)(b)	127,055	561,096
Nine Entertainment Co. Holdings Ltd.	309,135	391,881
Northern Star Resources Ltd.	115,565	779,465
NRW Holdings Ltd.	155,030	240,318
Nufarm Ltd./Australia(a)	76,522	312,101
OFX Group Ltd.	134,903	130,118
Oil Search Ltd.	236,624	1,167,238
Orica Ltd.	64,981	1,025,202
Origin Energy Ltd.	300,204	1,625,649
Orora Ltd.	244,118	519,692
OZ Minerals Ltd.	47,839	334,531
Pact Group Holdings Ltd.(a)	79,571	132,665
Pendal Group Ltd.	43,191	212,759
Perenti Global Ltd.	241,055	380,311
Pilbara Minerals Ltd.(a)(b)	588,421	131,753
Platinum Asset Management Ltd.	60,706	173,149
Premier Investments Ltd.	30,969	409,226
QBE Insurance Group Ltd.	220,103	1,910,664
Qube Holdings Ltd.	260,793	583,938
Ramsay Health Care Ltd.	26,576	1,254,020
REA Group Ltd.	11,592	867,233
Regis Resources Ltd.	111,239	375,527

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Reliance Worldwide Corp. Ltd.	156,880	$455,027
Rio Tinto Ltd.	62,036	3,884,185
Sandfire Resources NL	44,690	178,885
Santos Ltd.	339,602	1,899,827
Saracen Mineral Holdings Ltd.(a)	171,389	442,794
Scentre Group	795,381	2,098,755
Seek Ltd.	59,387	927,945
Select Harvests Ltd.	57,589	285,667
SG Fleet Group Ltd.	75,593	126,033
Shopping Centres Australasia Property Group	174,224	322,885
Sims Metal Management Ltd.	35,046	225,755
Sonic Healthcare Ltd.	70,555	1,387,297
South32 Ltd.	880,561	1,546,990
Southern Cross Media Group Ltd.	326,373	184,381
Spark Infrastructure Group	287,195	399,683
St. Barbara Ltd.	145,222	279,141
Star Entertainment Grp Ltd. (The)	140,243	454,116
Steadfast Group Ltd.	190,854	472,045
Stockland	385,378	1,298,325
Suncorp Group Ltd.	197,918	1,833,983
Super Retail Group Ltd.	34,061	223,165
Sydney Airport	179,094	1,083,336
Tabcorp Holdings Ltd.	354,209	1,171,355
Tassal Group Ltd.	127,160	362,693
Technology One Ltd.	74,254	377,029
Telstra Corp. Ltd.	603,387	1,450,805
TPG Telecom Ltd.	72,407	326,247
Transurban Group	429,133	4,387,464
Treasury Wine Estates Ltd.	128,083	1,550,426
Vicinity Centres	451,304	830,172
Vocus Group Ltd.(a)	155,770	356,295
Wesfarmers Ltd.	179,123	4,906,654
Western Areas Ltd.	128,324	283,792
Westpac Banking Corp.	559,926	10,882,319
Whitehaven Coal Ltd.	142,754	325,540
WiseTech Global Ltd.	28,490	513,670
Woodside Petroleum Ltd.	152,306	3,378,786
Woolworths Group Ltd.	207,983	5,347,579
Worley Ltd.	74,864	704,549

		197,290,075

Hong Kong — 8.8%
AIA Group Ltd.	2,035,000	20,368,954
ASM Pacific Technology Ltd.	74,000	1,035,738
Bank of East Asia Ltd. (The)	222,000	535,336
BeiGene Ltd., ADR(a)	7,030	972,530
BOC Hong Kong Holdings Ltd.	647,500	2,230,565
Brightoil Petroleum Holdings Ltd.(a)(b)(c)	804,000	82,065
Budweiser Brewing Co. APAC Ltd.(a)(d)	201,900	738,027
Champion REIT	370,000	245,480
CITIC Telecom International Holdings Ltd.	925,000	351,698
CK Asset Holdings Ltd.	462,572	3,228,331
CK Hutchison Holdings Ltd.	370,072	3,423,226
CK Infrastructure Holdings Ltd.	95,500	687,826
CLP Holdings Ltd.	277,500	2,880,261
Dah Sing Banking Group Ltd.	222,000	287,212
Galaxy Entertainment Group Ltd.	370,000	2,556,298
Giordano International Ltd.	376,000	119,453
Haitong International Securities Group Ltd.	1,110,000	322,901
Hang Lung Properties Ltd.	371,000	817,008
Hang Seng Bank Ltd.	129,500	2,706,419

Security	Shares	Value

Hong Kong (continued)
Henderson Land Development Co. Ltd.	360,970	$1,807,682
HKBN Ltd.	277,500	495,681
HKT Trust & HKT Ltd.	555,720	865,022
Hong Kong & China Gas Co. Ltd.	1,833,187	3,559,859
Hong Kong Exchanges & Clearing Ltd.	203,600	6,364,367
Hongkong Land Holdings Ltd.	203,500	1,119,250
Hsin Chong Group Holdings Ltd.(a)(c)	1,002,000	20,455
Hutchison Telecommunications Hong Kong Holdings Ltd.	376,000	68,122
Hysan Development Co. Ltd.	185,000	730,540
Jardine Matheson Holdings Ltd.	37,000	2,113,440
Jardine Strategic Holdings Ltd.	37,500	1,212,375
Kerry Logistics Network Ltd.	185,500	296,319
Kerry Properties Ltd.	94,000	304,630
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	370,500	104,943
Link REIT	370,000	4,033,900
Macau Legend Development Ltd.(a)	1,995,000	218,904
Man Wah Holdings Ltd.	740,000	505,123
Melco International Development Ltd.	185,000	492,141
Melco Resorts & Entertainment Ltd., ADR	49,125	1,058,153
MGM China Holdings Ltd.	222,000	352,925
Minth Group Ltd.	82,000	290,851
MTR Corp. Ltd.	277,500	1,593,261
New World Development Co. Ltd.	925,000	1,326,537
NWS Holdings Ltd.	371,000	552,877
Pacific Basin Shipping Ltd.	1,228,000	285,155
Pacific Textiles Holdings Ltd.	188,000	136,724
PCCW Ltd.	740,000	439,976
Power Assets Holdings Ltd.	277,500	1,980,954
Sands China Ltd.	444,000	2,195,159
Shangri-La Asia Ltd.	370,000	380,022
Shun Tak Holdings Ltd.	742,000	304,839
Sino Land Co. Ltd.	370,000	554,219
SITC International Holdings Co. Ltd.	371,000	409,451
SJM Holdings Ltd.	555,000	594,817
SmarTone Telecommunications Holdings Ltd.	94,000	81,674
Sun Hung Kai & Co. Ltd.	373,000	161,332
Sun Hung Kai Properties Ltd.	277,500	4,209,749
SUNeVision Holdings Ltd.	555,000	411,415
Sunlight REIT	556,000	377,396
Swire Pacific Ltd., Class A	92,500	881,604
Swire Properties Ltd.	185,000	583,015
Techtronic Industries Co. Ltd.	277,500	2,177,456
Television Broadcasts Ltd.	48,500	79,949
Town Health International Medical Group Ltd.(b)(c)	632,000	363
Value Partners Group Ltd.	577,000	304,781
VTech Holdings Ltd.	37,100	325,667
WH Group Ltd.(d)	1,757,500	1,865,649
Wharf Real Estate Investment Co. Ltd.	185,000	1,090,499
Wheelock & Co. Ltd.	66,000	408,832
Wynn Macau Ltd.	370,000	806,308
Xinyi Glass Holdings Ltd.	376,000	423,604
Yue Yuen Industrial Holdings Ltd.	185,000	521,645

		95,068,939

Japan — 67.6%
Acom Co. Ltd.	148,000	598,270
ADEKA Corp.	37,300	539,635
Advance Residence Investment Corp.	188	624,319
Advantest Corp.	37,100	1,697,049
Aeon Co. Ltd.	129,500	2,617,432

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
AEON Financial Service Co. Ltd.	18,800	$288,682
Aeon Mall Co. Ltd.	37,100	595,769
AEON REIT Investment Corp.	371	533,309
AGC Inc./Japan	37,000	1,310,855
Aica Kogyo Co. Ltd.	18,500	592,965
Aida Engineering Ltd.	55,500	477,452
Aiful Corp.(a)	203,500	476,255
Aisin Seiki Co. Ltd.	18,500	746,126
Ajinomoto Co. Inc.	92,500	1,762,210
Alfresa Holdings Corp.	37,100	834,626
Alps Alpine Co. Ltd.	48,524	1,052,128
Amada Holdings Co. Ltd.	74,000	850,858
Amano Corp.	18,600	554,017
ANA Holdings Inc.	18,500	636,946
Anritsu Corp.(b)	37,100	714,168
AOKI Holdings Inc.	18,800	192,165
Aozora Bank Ltd.	18,500	477,624
Asahi Group Holdings Ltd.	74,000	3,716,942
Asahi Intecc Co. Ltd.	37,000	1,023,357
Asahi Kasei Corp.	203,500	2,280,563
Astellas Pharma Inc.	333,000	5,724,809
Autobacs Seven Co. Ltd.	37,300	618,303
Azbil Corp.	37,000	1,035,336
Bandai Namco Holdings Inc.	37,000	2,282,189
Bank of Saga Ltd. (The)	18,800	281,204
Bank of the Ryukyus Ltd.	37,300	409,556
Benesse Holdings Inc.	18,500	497,475
Bic Camera Inc.	37,100	407,017
Bridgestone Corp.	111,000	4,644,124
Brother Industries Ltd.	55,500	1,055,016
Calbee Inc.	18,500	619,490
Canon Inc.	166,500	4,561,981
Canon Marketing Japan Inc.	18,800	401,025
Capcom Co. Ltd.	18,500	439,291
Casio Computer Co. Ltd.	37,100	605,721
Cawachi Ltd.	18,800	384,852
Central Japan Railway Co.	27,600	5,692,077
Chiba Bank Ltd. (The)	185,000	1,018,223
Chubu Electric Power Co. Inc.	111,000	1,669,030
Chugai Pharmaceutical Co. Ltd.	37,000	3,131,678
Chugoku Bank Ltd. (The)	74,000	731,752
Chugoku Electric Power Co. Inc. (The)	55,500	739,795
Citizen Watch Co. Ltd.	74,000	396,337
CKD Corp.	37,000	528,791
Coca-Cola Bottlers Japan Holdings Inc.	37,025	844,926
Colowide Co. Ltd.	19,200	374,392
COMSYS Holdings Corp.	18,800	558,235
Concordia Financial Group Ltd.	222,000	915,887
Corona Corp.	37,100	398,781
Cosmo Energy Holdings Co. Ltd.	18,500	400,102
CyberAgent Inc.	18,500	604,089
Dai Nippon Printing Co. Ltd.	55,500	1,492,937
Daibiru Corp.	18,800	209,903
Daifuku Co. Ltd.	18,500	994,265
Dai-ichi Life Holdings Inc.	185,000	3,055,525
Daiichi Sankyo Co. Ltd.	93,100	6,148,966
Daikin Industries Ltd.	37,100	5,226,706
Daikyonishikawa Corp.	18,800	145,906
Daio Paper Corp.	37,300	501,336
Daiseki Co. Ltd.	18,800	552,148

Security	Shares	Value

Japan (continued)
Daito Trust Construction Co. Ltd.	18,500	$2,459,137
Daiwa House Industry Co. Ltd.	111,000	3,835,022
Daiwa House REIT Investment Corp.	373	1,085,135
Daiwa Securities Group Inc.	351,500	1,592,244
DCM Holdings Co. Ltd.	37,100	368,237
DeNA Co. Ltd.	18,800	321,203
Denso Corp.	74,000	3,465,039
Dentsu Inc.	37,000	1,331,391
DIC Corp.	18,500	535,637
Disco Corp.	4,200	927,765
DMG Mori Co. Ltd.	37,300	612,437
Duskin Co. Ltd.	18,800	502,412
East Japan Railway Co.	55,500	5,056,376
EDION Corp.	37,100	369,953
Eiken Chemical Co. Ltd.	18,500	300,675
Eisai Co. Ltd.	37,000	2,699,403
Electric Power Development Co. Ltd.	18,800	458,066
EPS Holdings Inc.	18,800	230,946
FamilyMart Co. Ltd.	40,500	1,010,018
Fancl Corp.	19,100	543,291
FANUC Corp.	37,000	7,392,813
Fast Retailing Co. Ltd.	9,400	5,830,165
FCC Co. Ltd.	18,800	391,460
Financial Products Group Co. Ltd.	37,300	379,193
Fuji Corp./Aichi	37,100	623,567
Fuji Electric Co. Ltd.	37,000	1,187,642
Fuji Oil Holdings Inc.	18,800	566,930
FUJIFILM Holdings Corp.	55,500	2,454,003
Fujitec Co. Ltd.	37,300	548,260
Fujitsu Ltd.	37,000	3,292,882
Fukuoka Financial Group Inc.	39,532	771,588
Fukuoka REIT Corp.	188	322,246
Furukawa Electric Co. Ltd.	18,500	523,658
Glory Ltd.	18,500	547,616
GLP J-REIT	740	963,804
GMO Internet Inc.	18,800	319,637
Godo Steel Ltd.	18,800	408,677
Hachijuni Bank Ltd. (The)	129,500	563,017
Hakuhodo DY Holdings Inc.	55,500	835,799
Hamamatsu Photonics KK	37,000	1,447,759
Hankyu Hanshin Holdings Inc.	37,000	1,488,830
Haseko Corp.	55,500	721,313
Hazama Ando Corp.	55,500	432,274
Heiwa Real Estate REIT Inc.	371	490,068
Heiwado Co. Ltd.	18,800	350,245
Hino Motors Ltd.	55,500	529,818
Hisamitsu Pharmaceutical Co. Inc.	18,500	867,629
Hitachi Chemical Co. Ltd.	18,800	623,449
Hitachi Construction Machinery Co. Ltd.	18,500	483,271
Hitachi High-Technologies Corp.	18,500	1,156,838
Hitachi Ltd.	167,100	6,289,532
Hitachi Transport System Ltd.	18,800	536,497
Hokkaido Electric Power Co. Inc.	37,100	194,929
Hokuetsu Corp.	37,000	189,954
Hokuhoku Financial Group Inc.	37,100	366,865
Hokuriku Electric Power Co.(a)	37,100	265,282
Honda Motor Co. Ltd.	259,000	7,048,499
House Foods Group Inc.	18,500	704,200
Hoya Corp.	74,000	6,573,442
Hulic Co. Ltd.	55,500	606,313

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hulic Reit Inc.	373	$711,462
Ibiden Co. Ltd.	18,800	435,458
Ichigo Inc.	106,600	426,972
Ichigo Office REIT Investment	741	761,529
Ichiyoshi Securities Co. Ltd.	74,300	483,168
Idemitsu Kosan Co. Ltd.	33,547	994,571
IHI Corp.	37,000	924,444
Iida Group Holdings Co. Ltd.	37,100	621,851
Iino Kaiun Kaisha Ltd.	92,500	313,168
Infomart Corp.	37,000	561,306
Inpex Corp.	185,000	1,725,845
Invesco Office J-Reit Inc.	4,834	975,251
Invincible Investment Corp.	1,665	1,051,936
Isetan Mitsukoshi Holdings Ltd.	74,000	594,163
Isuzu Motors Ltd.	92,500	1,084,536
Ito En Ltd.	18,500	905,277
ITOCHU Corp.	240,500	5,052,269
Itochu-Shokuhin Co. Ltd.	18,500	895,009
Itoham Yonekyu Holdings Inc.	74,000	479,164
J Front Retailing Co. Ltd.	55,500	711,045
JAC Recruitment Co. Ltd.	18,800	357,375
Japan Airlines Co. Ltd.	18,500	577,392
Japan Excellent Inc.	371	637,981
Japan Exchange Group Inc.	92,500	1,539,314
Japan Hotel REIT Investment Corp.	1,110	921,021
Japan Logistics Fund Inc.	188	477,717
Japan Post Bank Co. Ltd.	74,000	740,650
Japan Post Holdings Co. Ltd.	259,000	2,386,236
Japan Prime Realty Investment Corp.	185	888,164
Japan Real Estate Investment Corp.	185	1,261,228
Japan Rental Housing Investments Inc.	371	355,540
Japan Retail Fund Investment Corp.	555	1,293,742
Japan Securities Finance Co. Ltd.	55,600	268,987
Japan Tobacco Inc.	185,000	4,202,951
JFE Holdings Inc.	92,500	1,169,673
JGC Holdings Corp.	37,000	542,482
JSP Corp.	18,500	344,656
JSR Corp.	37,100	703,186
JTEKT Corp.	37,100	478,400
JXTG Holdings Inc.	536,500	2,528,034
Kadokawa Dwango(a)	37,300	536,529
Kagome Co. Ltd.	37,000	935,738
Kajima Corp.	92,500	1,280,052
Kakaku.com Inc.	37,100	865,855
Kamei Corp.	37,100	427,608
Kansai Electric Power Co. Inc. (The)	129,500	1,514,756
Kansai Paint Co. Ltd.	37,000	898,432
Kao Corp.	82,600	6,681,045
KDDI Corp.	296,600	8,228,143
Keikyu Corp.	37,000	741,335
Keio Corp.	18,500	1,148,282
Keiyo Co. Ltd.	93,400	457,907
Kenedix Inc.	74,000	404,551
Kewpie Corp.	18,800	427,806
KEY Coffee Inc.	37,300	805,312
Keyence Corp.	15,300	9,740,031
Kikkoman Corp.	25,100	1,214,310
Kintetsu Group Holdings Co. Ltd.	37,000	2,022,756
Kirin Holdings Co. Ltd.	148,000	3,155,636
Kitz Corp.	37,100	255,330

Security	Shares	Value

Japan (continued)
Kiyo Bank Ltd. (The)	37,100	$578,267
Kobe Steel Ltd.	55,500	301,873
Koei Tecmo Holdings Co. Ltd.	37,020	857,824
Kohnan Shoji Co. Ltd.	18,800	438,241
Koito Manufacturing Co. Ltd.	18,500	978,863
Kokuyo Co. Ltd.	37,100	548,409
Komatsu Ltd.	166,500	3,941,293
Komori Corp.	37,300	400,241
Konami Holdings Corp.	18,500	816,290
Konica Minolta Inc.	92,500	683,664
Konishi Co. Ltd.	37,100	528,848
Kose Corp.	3,100	553,443
Kubota Corp.	185,000	2,963,970
Kuraray Co. Ltd.	55,500	666,380
Kurita Water Industries Ltd.	18,500	537,348
Kyocera Corp.	55,500	3,666,630
KYORIN Holdings Inc.	18,800	330,941
Kyowa Exeo Corp.	18,800	482,239
Kyowa Kirin Co. Ltd.	37,100	684,997
Kyushu Electric Power Co. Inc.	92,500	925,813
Kyushu Financial Group Inc.	77,300	315,335
Kyushu Railway Co.	18,500	612,645
Lawson Inc.	18,500	1,023,357
Leopalace21 Corp.(a)(b)	74,000	203,302
Lifull Co. Ltd.(a)	37,300	227,378
Lintec Corp.	18,800	398,416
Lion Corp.	37,100	780,402
LIXIL Group Corp.	55,500	1,040,128
M3 Inc.	92,500	2,228,112
Makita Corp.	37,000	1,261,228
Mani Inc.	11,700	310,939
Marubeni Corp.	314,500	2,227,872
Maruha Nichiro Corp.	18,500	481,388
Marui Group Co. Ltd.	37,000	827,242
Marusan Securities Co. Ltd.	55,600	269,501
Matsuda Sangyo Co. Ltd.	18,800	283,639
Matsui Securities Co. Ltd.	37,300	308,461
Matsumotokiyoshi Holdings Co. Ltd.	13,000	459,969
Mazda Motor Corp.	92,500	859,928
McDonald’s Holdings Co. Japan Ltd.	18,500	929,235
Mebuki Financial Group Inc.	333,090	853,484
Medipal Holdings Corp.	37,100	851,785
Megmilk Snow Brand Co. Ltd.	18,800	453,892
MEIJI Holdings Co. Ltd.	18,500	1,338,236
MINEBEA MITSUMI Inc.	74,000	1,423,801
Ministop Co. Ltd.	37,300	502,716
Mirait Holdings Corp.	18,800	303,464
MISUMI Group Inc.	55,500	1,408,742
Mitsubishi Chemical Holdings Corp.	240,500	1,847,827
Mitsubishi Corp.	222,000	5,676,037
Mitsubishi Electric Corp.	333,000	4,794,547
Mitsubishi Estate Co. Ltd.	203,500	3,967,219
Mitsubishi Heavy Industries Ltd.	55,500	2,259,942
Mitsubishi Materials Corp.	18,500	535,637
Mitsubishi Motors Corp.	111,000	511,336
Mitsubishi Tanabe Pharma Corp.	55,500	668,433
Mitsubishi UFJ Financial Group Inc.	2,035,000	10,726,081
Mitsubishi UFJ Lease & Finance Co. Ltd.	74,000	457,944
Mitsui & Co. Ltd.	296,000	5,113,362
Mitsui Chemicals Inc.	37,000	890,902

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsui Fudosan Co. Ltd.	166,500	$4,283,211
Mitsui Mining & Smelting Co. Ltd.	18,500	524,513
Mitsui OSK Lines Ltd.	18,500	509,283
Mizuho Financial Group Inc.	3,903,500	6,095,100
Monex Group Inc.	74,000	182,082
MonotaRO Co. Ltd.	37,000	1,131,169
Mori Hills REIT Investment Corp.	556	918,566
Mori Trust Sogo REIT Inc.	373	677,994
MOS Food Services Inc.	18,500	469,238
MS&AD Insurance Group Holdings Inc.	74,000	2,401,980
Murata Manufacturing Co. Ltd.	92,800	5,032,944
Nabtesco Corp.	37,000	1,197,909
Nagase & Co. Ltd.	18,800	287,465
Nagoya Railroad Co. Ltd.	37,000	1,180,796
NEC Corp.	54,900	2,183,710
NET One Systems Co. Ltd.	18,500	503,464
Neturen Co. Ltd.	37,100	329,801
Nexon Co. Ltd.(a)	92,700	1,076,162
NGK Insulators Ltd.	37,100	574,491
NGK Spark Plug Co. Ltd.	37,100	760,841
NHK Spring Co. Ltd.	37,100	306,464
Nichicon Corp.	37,100	369,267
NichiiGakkan Co. Ltd.	18,800	319,637
Nichi-Iko Pharmaceutical Co. Ltd.	37,300	439,229
Nidec Corp.	37,100	5,520,129
Nihon M&A Center Inc.	37,000	1,132,880
Nihon Parkerizing Co. Ltd.	37,100	440,306
Nihon Unisys Ltd.	19,200	636,714
Nikkiso Co. Ltd.	18,800	205,208
Nikkon Holdings Co. Ltd.	37,300	915,033
Nikon Corp.	55,500	713,612
Nintendo Co. Ltd.	19,200	6,859,109
Nippon Building Fund Inc.	185	1,403,265
Nippon Express Co. Ltd.	18,500	1,062,717
Nippon Light Metal Holdings Co. Ltd.	179,800	352,598
Nippon Paint Holdings Co. Ltd.	37,000	2,036,446
Nippon Paper Industries Co. Ltd.	18,800	325,724
Nippon Parking Development Co. Ltd.	439,400	670,654
Nippon Prologis REIT Inc.	371	1,036,418
Nippon Sheet Glass Co. Ltd.	37,100	234,395
Nippon Signal Co. Ltd.	37,100	430,354
Nippon Steel Corp.	129,528	1,906,885
Nippon Suisan Kaisha Ltd.	74,000	425,087
Nippon Telegraph & Telephone Corp.	111,000	5,519,967
Nippon Yusen KK	37,100	673,672
Nipro Corp.	18,800	221,207
Nishimatsuya Chain Co. Ltd.	55,600	496,828
Nishi-Nippon Financial Holdings Inc.	74,000	554,461
Nissan Chemical Corp.	37,000	1,533,324
Nissan Motor Co. Ltd.	351,500	2,241,562
Nisshin Seifun Group Inc.	55,900	1,111,743
Nisshinbo Holdings Inc.	37,100	312,298
Nissin Electric Co. Ltd.	37,300	440,955
Nissin Foods Holdings Co. Ltd.	18,500	1,403,265
Nitori Holdings Co. Ltd.	18,500	2,825,355
Nitto Denko Corp.	37,000	2,067,249
Nitto Kohki Co. Ltd.	18,800	407,459
Nomura Holdings Inc.	610,500	2,797,101
Nomura Real Estate Holdings Inc.	18,800	447,631
Nomura Real Estate Master Fund Inc.	740	1,413,533

Security	Shares	Value

Japan (continued)
Nomura Research Institute Ltd.	63,510	$1,357,676
North Pacific Bank Ltd.	180,800	393,025
NSD Co. Ltd.	37,100	1,147,953
NSK Ltd.	74,000	695,472
NTT Data Corp.	111,000	1,470,348
NTT DOCOMO Inc.	222,600	6,125,850
Obayashi Corp.	148,000	1,533,324
Obic Co. Ltd.	18,500	2,335,923
Odakyu Electric Railway Co. Ltd.	55,500	1,356,889
Oji Holdings Corp.	185,000	966,884
Okabe Co. Ltd.	55,800	475,388
Olympus Corp.	203,500	2,785,995
Omron Corp.	37,000	2,190,463
Ono Pharmaceutical Co. Ltd.	74,000	1,401,212
Orient Corp.	216,400	318,279
Oriental Land Co. Ltd./Japan	37,000	5,436,798
ORIX Corp.	240,500	3,796,432
Orix JREIT Inc.	555	1,254,725
Osaka Gas Co. Ltd.	74,000	1,453,235
OSG Corp.	18,800	406,416
OSJB Holdings Corp.	143,200	351,029
Otsuka Holdings Co. Ltd.	74,000	3,106,350
Outsourcing Inc.	37,000	402,498
PALTAC Corp.	18,500	900,143
Pan Pacific International Holdings Corp.	74,000	1,168,475
Panasonic Corp.	388,500	3,295,089
Park24 Co. Ltd.	18,800	445,023
Penta-Ocean Construction Co. Ltd.	74,000	456,575
PeptiDream Inc.(a)	18,500	934,369
Persol Holdings Co. Ltd.	37,100	717,256
Pigeon Corp.	18,500	910,411
Proto Corp.	37,600	408,677
Raiznext Corp.	37,100	379,906
Rakuten Inc.	166,500	1,598,696
Recruit Holdings Co. Ltd.	240,500	8,033,352
Relia Inc.	18,800	246,076
Renesas Electronics Corp.(a)	185,000	1,266,361
Resona Holdings Inc.	370,000	1,626,077
Ricoh Co. Ltd.	129,500	1,161,972
Ringer Hut Co. Ltd.	18,800	422,763
Rohm Co. Ltd.	18,500	1,481,985
Rohto Pharmaceutical Co. Ltd.	18,600	563,480
Round One Corp.	37,100	480,802
Royal Holdings Co. Ltd.	37,300	945,741
Ryohin Keikaku Co. Ltd.	38,200	856,898
Saizeriya Co. Ltd.	18,500	420,808
Sakata Seed Corp.	18,500	614,356
San ju San Financial Group Inc.	18,800	292,682
Sanrio Co. Ltd.	18,500	373,234
Santen Pharmaceutical Co. Ltd.	74,000	1,317,700
Sanwa Holdings Corp.	55,500	654,572
SBI Holdings Inc./Japan	55,600	1,218,926
Secom Co. Ltd.	37,000	3,444,845
Sega Sammy Holdings Inc.	37,100	524,386
Seibu Holdings Inc.	37,100	656,513
Seikagaku Corp.	37,300	428,878
Seiko Epson Corp.	55,500	789,593
Seino Holdings Co. Ltd.	37,100	479,429
Sekisui Chemical Co. Ltd.	74,000	1,299,903
Sekisui House Ltd.	111,000	2,404,718

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sekisui House Reit Inc.	925	$854,794
Sekisui Plastics Co. Ltd.	37,000	274,835
Senshu Ikeda Holdings Inc.	125,100	225,656
Seven & i Holdings Co. Ltd.	129,500	4,911,429
Seven Bank Ltd.	124,900	363,938
Shikoku Electric Power Co. Inc.	37,100	368,924
Shimachu Co. Ltd.	18,800	511,976
Shimadzu Corp.	37,000	998,714
Shimano Inc.	18,500	3,097,452
Shimizu Corp.	148,600	1,393,834
Shin-Etsu Chemical Co. Ltd.	55,500	6,242,819
Shin-Etsu Polymer Co. Ltd.	74,000	640,026
Shinko Electric Industries Co. Ltd.	37,100	364,806
Shinsei Bank Ltd.	37,100	584,101
Shionogi & Co. Ltd.	55,500	3,346,274
Shiseido Co. Ltd.	74,000	6,138,772
Shizuoka Bank Ltd. (The)	148,600	1,143,658
Showa Corp.	18,800	396,329
Showa Denko KK	18,500	526,225
SKY Perfect JSAT Holdings Inc.	37,000	153,675
SMC Corp./Japan	8,600	3,754,072
Sodick Co. Ltd.	37,300	327,093
Softbank Corp.	296,000	4,066,047
SoftBank Group Corp.	282,000	10,929,929
Sohgo Security Services Co. Ltd.	18,500	1,011,378
Sojitz Corp.	270,200	854,802
Sompo Holdings Inc.	55,500	2,194,228
Sony Corp.	222,000	13,604,829
Sony Financial Holdings Inc.	37,100	802,709
Square Enix Holdings Co. Ltd.	18,500	879,608
Stanley Electric Co. Ltd.	37,000	1,037,047
Star Micronics Co. Ltd.	18,800	290,421
Subaru Corp.	111,000	3,206,632
SUMCO Corp.	55,500	934,883
Sumitomo Chemical Co. Ltd.	333,600	1,539,858
Sumitomo Corp.	203,500	3,318,723
Sumitomo Dainippon Pharma Co. Ltd.	37,000	650,978
Sumitomo Electric Industries Ltd.	129,500	1,792,671
Sumitomo Forestry Co. Ltd.	37,100	542,575
Sumitomo Heavy Industries Ltd.	37,000	1,161,972
Sumitomo Metal Mining Co. Ltd.	37,000	1,251,302
Sumitomo Mitsui Construction Co. Ltd.	61,800	353,290
Sumitomo Mitsui Financial Group Inc.	222,000	7,967,809
Sumitomo Mitsui Trust Holdings Inc.	55,500	2,041,238
Sumitomo Realty & Development Co. Ltd.	74,000	2,699,061
Sumitomo Rubber Industries Ltd.	37,100	495,216
Suntory Beverage & Food Ltd.	18,500	790,620
Suzuken Co. Ltd./Aichi Japan	18,500	992,554
Suzuki Motor Corp.	74,000	3,516,378
Sysmex Corp.	37,000	2,425,595
T&D Holdings Inc.	92,500	1,043,893
Taiheiyo Cement Corp.	18,500	527,080
Taisei Corp.	37,000	1,471,717
Taiyo Nippon Sanso Corp.	37,100	875,808
Taiyo Yuden Co. Ltd.(b)	18,600	499,131
Takara Bio Inc.	18,800	384,678
Takara Holdings Inc.	37,000	369,298
Takasago Thermal Engineering Co. Ltd.	18,800	342,245
Takeda Pharmaceutical Co. Ltd.	259,000	9,410,777
Takeuchi Manufacturing Co. Ltd.	37,300	590,355

Security	Shares	Value

Japan (continued)
Tatsuta Electric Wire and Cable Co. Ltd.	55,600	$307,046
TDK Corp.	18,500	1,853,337
Teijin Ltd.	37,100	748,829
Terumo Corp.	111,000	3,645,067
THK Co. Ltd.	37,000	1,079,830
TIS Inc.	18,500	1,124,324
Tobu Railway Co. Ltd.	37,000	1,240,692
Tocalo Co. Ltd.	74,000	737,912
Toho Co. Ltd./Tokyo	37,000	1,495,676
Toho Holdings Co. Ltd.	18,800	479,804
Tohoku Electric Power Co. Inc.	74,600	768,738
Tokai Rika Co. Ltd.	18,800	366,940
Tokai Tokyo Financial Holdings Inc.	148,000	388,807
Tokio Marine Holdings Inc.	111,000	6,025,142
Tokyo Broadcasting System Holdings Inc.	18,800	303,116
Tokyo Electric Power Co. Holdings Inc.(a)	259,000	1,202,701
Tokyo Electron Ltd.	26,500	5,411,290
Tokyo Gas Co. Ltd.	74,000	1,811,239
Tokyo Seimitsu Co. Ltd.	18,500	600,666
Tokyo Steel Manufacturing Co. Ltd.	37,100	300,287
Tokyo Tatemono Co. Ltd.	55,500	795,241
Tokyu Construction Co. Ltd.	37,100	296,512
Tokyu Corp.	92,500	1,754,937
Tokyu Fudosan Holdings Corp.	92,500	616,923
Tokyu REIT Inc.	373	717,673
TOMONY Holdings Inc.	92,500	325,147
Topcon Corp.	37,000	515,443
Toppan Forms Co. Ltd.	37,300	375,398
Toppan Printing Co. Ltd.	56,100	1,043,588
Topre Corp.	18,800	329,376
Toray Industries Inc.	240,500	1,714,568
Toshiba Corp.	92,500	3,170,182
Tosoh Corp.	74,000	1,025,410
TOTO Ltd.	18,500	762,384
Towa Bank Ltd. (The)	55,500	474,886
Toyo Construction Co. Ltd.	74,000	349,105
Toyo Seikan Group Holdings Ltd.	37,100	592,680
Toyo Suisan Kaisha Ltd.	18,500	780,352
Toyo Tire Corp.	37,300	524,798
Toyobo Co. Ltd.	18,800	255,814
Toyoda Gosei Co. Ltd.	18,800	444,501
Toyota Boshoku Corp.	18,800	279,118
Toyota Industries Corp.	37,000	2,245,225
Toyota Motor Corp.	388,500	27,103,899
Toyota Tsusho Corp.	37,000	1,290,320
Trend Micro Inc./Japan	18,500	941,215
TS Tech Co. Ltd.	18,500	600,666
TSI Holdings Co. Ltd.	74,100	389,333
Tsukui Corp.	37,100	153,747
Tsumura & Co.	18,500	513,048
Tsuruha Holdings Inc.	6,300	712,724
Ube Industries Ltd.	18,800	407,286
Unicharm Corp.	74,000	2,525,193
United Super Markets Holdings Inc.	37,000	334,046
United Urban Investment Corp.	555	1,119,190
Ushio Inc.	37,100	558,362
USS Co. Ltd.	55,500	1,081,199
VT Holdings Co. Ltd.	74,100	333,126
Wacom Co. Ltd.	55,500	207,923
Wakita & Co. Ltd.	37,300	380,574

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
West Japan Railway Co.	37,000	$3,223,061
Yakult Honsha Co. Ltd.	18,500	1,064,428
Yamada Denki Co. Ltd.	129,500	626,507
Yamaha Corp.	19,100	895,768
Yamaha Motor Co. Ltd.	55,500	1,098,654
Yamato Holdings Co. Ltd.	55,500	936,423
Yaskawa Electric Corp.	55,500	2,145,969
Yokogawa Electric Corp.	55,500	1,025,239
Yokohama Rubber Co. Ltd. (The)	18,800	423,806
Yoshinoya Holdings Co. Ltd.	37,100	863,453
Z Holdings Corp.	536,500	1,657,564
Zensho Holdings Co. Ltd.	19,200	407,249
ZOZO Inc.(b)	37,100	868,601

		729,300,562

New Zealand — 0.9%
a2 Milk Co. Ltd.(a)(b)	140,680	1,172,835
Air New Zealand Ltd.	100,394	181,881
Argosy Property Ltd.	160,251	144,904
Auckland International Airport Ltd.	161,518	963,308
Chorus Ltd.	101,475	345,228
Contact Energy Ltd.	108,732	514,606
Fisher & Paykel Healthcare Corp. Ltd.	115,720	1,421,145
Fletcher Building Ltd.	138,325	406,282
Goodman Property Trust	182,320	249,043
Infratil Ltd.	118,157	373,566
Kiwi Property Group Ltd.	144,722	147,568
Mercury NZ Ltd.	122,671	390,591
Meridian Energy Ltd.	223,884	660,453
Metlifecare Ltd.	54,857	169,567
New Zealand Refining Co. Ltd. (The)	55,946	73,550
Precinct Properties New Zealand Ltd.	166,383	194,196
Ryman Healthcare Ltd.	92,378	764,814
SKYCITY Entertainment Group Ltd.	97,760	245,131
Spark New Zealand Ltd.	294,527	846,183
Summerset Group Holdings Ltd.	82,737	349,130
Z Energy Ltd.	59,579	204,795

		9,818,776

Singapore — 3.6%
Ascendas Hospitality Trust	536,500	453,341
Ascendas REIT	370,058	861,960
Ascott Residence Trust	234,630	237,914
Cache Logistics Trust	216,300	115,226
CapitaLand Commercial Trust	447,076	673,431
CapitaLand Ltd.	351,800	930,585
CapitaLand Mall Trust	351,800	656,580
CapitaLand Retail China Trust	255,475	285,332
CDL Hospitality Trusts	326,200	393,084
City Developments Ltd.	92,500	733,366
ComfortDelGro Corp. Ltd.	407,300	688,335
COSCO Shipping International Singapore Co. Ltd.(a)	906,500	193,163
DBS Group Holdings Ltd.	298,700	5,706,455
ESR-REIT	523,382	205,746
Far East Hospitality Trust	351,800	188,702
First REIT	307,900	230,764
First Resources Ltd.	18,500	20,798
Frasers Centrepoint Trust	185,301	374,428
Frasers Commercial Trust	179,800	216,666
Genting Singapore Ltd.	1,073,000	741,115
Jardine Cycle & Carriage Ltd.	18,500	444,778

Security	Shares	Value

Singapore (continued)
Keppel Corp. Ltd.	240,500	$1,212,263
Keppel REIT	203,500	180,929
Lippo Malls Indonesia Retail Trust	1,665,000	293,618
Mapletree Commercial Trust	277,587	475,240
Mapletree Industrial Trust	197,700	370,429
Mapletree Logistics Trust	388,520	479,601
Mapletree North Asia Commercial Trust	351,800	330,875
OUE Commercial Real Estate Investment Trust	470,430	186,658
Oversea-Chinese Banking Corp. Ltd.	512,975	4,131,089
Raffles Medical Group Ltd.	233,800	173,510
Sabana Shari’ah Compliant Industrial REIT	523,080	176,801
SATS Ltd.	172,300	639,344
Sembcorp Industries Ltd.	198,300	333,669
Sembcorp Marine Ltd.(a)	234,700	236,261
Silverlake Axis Ltd.	1,332,000	445,321
Singapore Airlines Ltd.	92,500	639,572
Singapore Exchange Ltd.	128,100	841,481
Singapore Press Holdings Ltd.	223,300	364,250
Singapore Technologies Engineering Ltd.	361,500	1,059,837
Singapore Telecommunications Ltd.	1,276,500	3,095,228
Soilbuild Business Space REIT	637,948	236,720
Starhill Global REIT	351,800	191,287
Suntec REIT	296,300	404,951
United Overseas Bank Ltd.	203,700	4,015,776
UOL Group Ltd.	92,500	530,144
Venture Corp. Ltd.	74,000	860,737
Wilmar International Ltd.	296,000	815,607
Wing Tai Holdings Ltd.	143,200	213,598
Yangzijiang Shipbuilding Holdings Ltd.	471,100	330,578
Yanlord Land Group Ltd.	216,800	192,754
Yoma Strategic Holdings Ltd.(a)	878,933	203,434

		38,013,331

Total Common Stocks — 99.2% (Cost: $970,874,024)		1,069,491,683

Rights

Singapore — 0.0%
Mapletree Commercial Trust, (Expires 11/07/19)(a)	19,708	1,303

Total Rights — 0.0% (Cost: $0)		1,303

Warrants

Singapore — 0.0%
Ezion Holdings Ltd. (Expires 04/16/23)(a)(b)(c)	341,183	3

Total Warrants — 0.0% (Cost: $0)		3

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(e)(f)(g)	3,326,174	3,327,837

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(e)(f)	106,000	$106,000

		3,433,837

Total Short-Term Investments — 0.3% (Cost: $3,433,045)		3,433,837

Total Investments in Securities — 99.5% (Cost: $974,307,069)		1,072,926,826

Other Assets, Less Liabilities — 0.5%		5,838,120

Net Assets — 100.0%		$1,078,764,946

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	3,121,304	204,870	3,326,174	$3,327,837	$33,762	(a)	$(638)	$32
BlackRock Cash Funds: Treasury, SL Agency Shares	77,000	29,000	106,000	106,000	784		—	—

				$3,433,837	$34,546		$(638)	$32

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	21	12/19/19	$2,402	$(17,174)
TOPIX Index	42	12/12/19	6,482	358,109

				$340,935

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI Pacific ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,069,388,800	$—	$102,883	$1,069,491,683
Rights	1,303	—	—	1,303
Warrants	—	—	3	3
Money Market Funds	3,433,837	—	—	3,433,837

	$1,072,823,940	$—	$102,886	$1,072,926,826

Derivative financial instruments(a)
Assets
Futures Contracts	$358,109	$—	$—	$358,109
Liabilities
Futures Contracts	(17,174)	—	—	(17,174)

	$340,935	$—	$—	$340,935

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt